Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Changes in fair value of cash flow hedges during the period - pretax	$ (2,917)	$ 5,072	$ (104,130)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	1,346	(21,171)	41,825
Changes in fair value of cash flow hedges during the period, OCI net of tax	(1,571)	(16,099)	(62,305)
Reclassification adjustments - pretax	25,449	18,947	1,684
Reclassification adjustments - tax effect	(7,393)	(4,968)	(796)
Reclassification adjustments - net	18,056	13,979	888
Total other comprehensive income (loss) relating to cash flow hedges, pretax	22,532	24,019	(102,446)
Total other comprehensive income (loss) relating to cash flow hedges, tax effect	(6,047)	(26,139)	41,029
Foreign-currency translation adjustment - pretax	(114,439)	63,803	(181,234)
Foreign-currency translation adjustment - net	(112,395)	63,982	(179,987)
Other comprehensive income (loss) - tax effect	(33,600)	8,831	72,617
Other comprehensive income (loss), net of tax	$ (60,518)	$ (6,525)	$ (292,969)